Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

November 6, 2009	Gary L. Granik 212-806-5790 ggranik@stroock.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Brion R. Thompson

Re:	CPG FrontPoint MultiStrat Fund (formerly, Central Park Group Alternative Strategies Fund) (File Nos. 333-161174 and 811-22324)

Ladies and Gentlemen:

On behalf of CPG FrontPoint MultiStrat Fund (formerly, “Central Park Group Alternative Strategies Fund”) (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (also constituting Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended). The Prospectus and Statement of Additional Information contained in the Amendment have been marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on the Registration Statement that were provided to us by Mr. Brion R. Thompson by letter dated August 31, 2009, as well as other updating changes and refinements to the disclosure. For the convenience of the Staff, the comments have been paraphrased in the headings below. The Fund’s response follows each heading.

Prospectus

Comment 1.   Investment Program. The ninth paragraph of this section states that the Adviser seeks to invest no more than 20% of the fund’s gross assets in any one Investment Fund. Once an investment in a particular Investment Fund becomes a significant amount of the fund’s holdings, additional information, including financial information about the Investment Fund may be material to an investment decision. Please inform us whether the fund intends to provide additional information about significant investments, and if so, what information will be provided.

Response 1. The Fund acknowledges that once an investment in a particular Investment Fund becomes a significant amount (e.g., 25% of gross assets) of the Fund’s holdings, additional information about the Investment Fund may influence the investment decision of a shareholder or potential shareholder. The Adviser will monitor all aspects of the Fund’s investment program, including with respect to the portion of Fund assets that are, or may be, invested in the securities of any one issuer. Should the Fund’s investment in a single issuer become significant at any time, the Fund will consider the exposure and any related risks and evaluate what additional information may be appropriate to provide to shareholders.

Comment 2.   Borrowing. The disclosure states that the fund may borrow in connection with its investment activities. Does the fund anticipate engaging in borrowing in its first year of operations? If so, please revise the Fee Table to reflect the anticipated costs of the borrowing.

Response 2. The Fund does not anticipate engaging in borrowing in its first year of operations. If the Fund does engage in such borrowing, however, the Fund will revise the Fee Table to disclose the anticipated costs of the borrowing in a post-effective amendment or supplement, as appropriate, to the Fund’s Registration Statement.

Comment 3.   Summary of Fund Expenses. Please make prominent the first sentence of the narrative immediately following the Example. See General Instruction 11.d to Item 3 of Form N-2.

Response 3. The Fund has revised the narrative immediately following the Example to prominently disclose, in bold text, that the Example should not be considered a representation of future expenses and that actual expenses may be greater or lesser than those shown.

Comment 4.   Use of Proceeds. Disclosure states that the fund will invest the proceeds of this offering no later than six months after receipt of such proceeds. Please disclose the reasons for the delay in investing the proceeds from this offering beyond three months.

Response 4. The Fund has revised this disclosure to state that the Fund will invest the proceeds of this offering no later than three months after receipt of such proceeds.

Comment 5.   Investment Related Risks – Side Pockets. The disclosure states that the Investment Funds in which the fund may invest will in turn hold a portion of their assets in so-called “side pockets,” described as sub-accounts within the Investment Funds where certain illiquid and/or hard to value assets are held and segregated from the Investment Fund’s other assets. Please inform us of the maximum extent to which the fund will have exposure to Investment Funds utilizing “side pockets” sub-accounts. We may have additional comments based upon your response.

Response 5. The use of side pocket investments by an underlying Investment Fund is but one of many factors considered by the Fund and the Adviser before making an investment in an Investment Fund. Although neither the Fund nor the Adviser has any firm limit on the amount of Fund assets that may be invested in side pocket investments or on the number of side pocket investments in which the Fund may participate, the Adviser has no reason to expect either to be meaningful in terms of dollar amount or percentage of Fund assets. Based on data relating to the underlying private funds in which the Adviser anticipates investing the Fund’s assets, the Fund expects that the Investment Funds will not maintain side pocket investments representing more than 2.0% of the Fund’s net asset value. The Fund notes that only two of the Investment Funds in which the Fund currently contemplates investing presently maintains any side pocket investments.

Comment 6.   Management Team. The disclosure discusses two individuals who will serve as the portfolio managers with primary responsibility for management of the fund. Please revise the disclosure to describe briefly the roles of each portfolio manager, including any limitations on their roles.

Response 6. The Fund has added the disclosure to clarify that, as portfolio managers, Mr. Brousseau and Mr. Tanzman are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and share equal responsibility and authority for managing the Fund’s portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund’s investments.

Comment 7.   Undertakings. Please add the undertakings contained in Items 34.4.d and e of Form N-2.

Response 7. The Fund has added the undertakings contained in Items 34.4.d and e of Form N-2.

*       *          *

Please be advised that, in addition to the revisions described above, the Prospectus and Statement of Addition Information contained in the Amendment incorporate the addition of a balance sheet relating to the seed capital contribution to the Fund. The Fund is also submitting as exhibits relevant items required by Form N-2, including the consent of the Fund’s independent registered public accounting firm.

Please also be advised that concurrent with the filing of the Amendment, the Fund is submitting a separate letter in which it acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact the undersigned or Keri Riemer of this office at 212-806-5722 if you have any questions. In addition, we would greatly appreciate your advising us if the Staff has any additional comments, or that it would be appropriate for acceleration request letters to be submitted on behalf of the Fund and the distributor of its securities to which this Amendment relates.

Very truly yours,

/s/ Gary L. Granik

Gary L. Granik

CPG FRONTPOINT MULTISTRAT FUND

C/O CENTRAL PARK ADVISERS, LLC

12 EAST 49TH STREET

NEW YORK, NEW YORK 10017

November 6, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Brion R. Thompson

Re:	CPG FrontPoint MultiStrat Fund (the “Fund”)
File Nos. 333-161174, 811-22324

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), and in connection with a request for acceleration by the Fund of its registration statement on Form N-2, File No. 333-161174, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

CPG FRONTPOINT MULTISTRAT FUND

By: /s/ Michael Mascis
Michael Mascis
Authorized Person